Consolidated Statements of Change in Stockholders Equity - USD ($)	Share capital	Share-based payment reserve	Accumulated other comprehensive income (loss)	Deficit	Total equity attributable to the equity holders of the Company	Non-controlling interests	Total
Balance at Jun. 30, 2022	$ 153,707,576	$ 15,395,486	$ 11,704,949	$ (60,527,857)	$ 120,280,154	$ (71,199)	$ 120,208,955
Balance (in Shares) at Jun. 30, 2022	156,631,827
Options exercised	$ 892,966	(288,292)			604,674		604,674
Options exercised (in Shares)	445,000
Restricted share units distributed	$ 1,019,068	(1,019,068)
Restricted share units distributed (in Shares)	324,255
Private placement	$ 220,442				220,442		220,442
Private placement (in Shares)	90,090
Share-based compensation		4,548,171			4,548,171		4,548,171
Net loss				(8,095,449)	(8,095,449)	(4,683)	(8,100,132)
Currency translation adjustment			(1,476,969)		(1,476,969)	(34,255)	(1,511,224)
Balance at Jun. 30, 2023	$ 155,840,052	18,636,297	10,227,980	(68,623,306)	116,081,023	(110,137)	115,970,886
Balance (in Shares) at Jun. 30, 2023	157,491,172
Options exercised	$ 197,213	(61,529)			135,684		135,684
Options exercised (in Shares)	85,000
Common shares issued through bought deal financing	$ 24,446,086				24,446,086		24,446,086
Common shares issued through bought deal financing (in Shares)	13,208,000
Restricted share units distributed	$ 1,527,483	(1,527,483)
Restricted share units distributed (in Shares)	514,947
Share-based compensation		2,883,798			2,883,798		2,883,798
Net loss				(6,021,706)	(6,021,706)	(5,572)	(6,027,278)
Currency translation adjustment			(916,580)		(916,580)	(40,657)	(957,237)
Balance at Jun. 30, 2024	$ 182,010,834	$ 19,931,083	$ 9,311,400	$ (74,645,012)	$ 136,608,305	$ (156,366)	$ 136,451,939
Balance (in Shares) at Jun. 30, 2024	171,299,119